Investment Strategy - EIC Value Fund	Sep. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, primarily invests in common stocks of U.S. companies. The Fund may invest in the stocks of companies of all capitalization sizes.

The Fund invests in companies the Adviser believes are well-managed and high-quality, with relatively stable earnings and cash flow, and low levels of debt that are selling at a discount to their value as an ongoing business entity. The Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long-term structural decline (i.e., “value traps”).

Starting with the Russell 3000® universe, the Adviser attempts to identify companies it believes are generating high returns on equity and capital with sustainable earnings growth. The Adviser may also identify companies through the use of traditional news sources and non-opinionated research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the Adviser’s in-house valuation models, which rely on return on equity and earnings growth as key inputs.

After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser employs a comprehensive set of web-based analytics to facilitate financial statement and ratio analysis which helps the Adviser to identify and avoid companies with characteristics that are consistent with potential value traps. The Adviser then performs in-depth company specific fundamental research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings power is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund’s portfolio.

The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company’s quality or financial strength falls below acceptable levels, or if a more attractive investment opportunity becomes available. Positions reaching 6% of the Fund’s value will be trimmed to reduce exposure.

Up to 20% of the Fund’s net assets may be held in cash, cash equivalents, or short-term investments if the Adviser believes that there are not a sufficient number of currently compelling investment opportunities in which to fully invest the Fund’s assets. While holding a significant position in cash could help the Fund reduce losses during market downturns, it may have the effect of lessening the Fund’s capital appreciation during market upturns.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, primarily invests in common stocks of U.S. companies.